Putnam
International
Growth
Fund

SEMIANNUAL REPORT

December 31, 1996

[LOGO: BOSTON * LONDON * TOKYO]



Fund highlights

* Lipper Analytical Services ranked Putnam International Growth Fund's class A shares 11 out of 79 (top 14%) of all international funds tracked for five-year performance as of January 31, 1997.

* "Look at the world as an investment supermarket in which U.S. stocks are just one of many categories of products."

                                            --  Business Week, January 6, 1997

CONTENTS

 4 Report from Putnam Management

 8 Fund performance summary

11 Portfolio holdings

16 Financial statements

* Lipper rankings are based on total return performance, vary over time, and do not reflect the effects of sales charges. The fund's class A shares ranked 129 out of 389 (top 34%) for 1-year performance, as of 1/31/97. Class B shares ranked 133 out of 389 funds (top 35%) and class M shares ranked 133 out of 389 funds (top 35%) for 1-year performance over the same period. The fund was not ranked over longer periods. Past performance is not indicative of future results.



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

(copyright) Karsh, Ottawa

Dear Shareholder:

The sustained rise in the domestic stock market has opened the eyes of a growing number of U.S. investors to the opportunities presented by foreign equities. Some are shifting assets as a defensive measure against volatility in the market at home. Others look at the rising number of companies with multinational business lines and take a "global village" approach to diversification of their investment programs.

Whatever their reasons, many of these investors have joined the ranks of Putnam International Growth Fund shareholders. During the first half of fiscal 1997, your fund's managers once again delivered above-average results. In the following report, they provide a discussion of the fund's performance and prospects.

I am pleased to announce the appointment of Omid Kamshad to the fund's management team. Omid joined Putnam's International Equity Group in early 1996. Prior positions have included Lombard Odier International Investment Managers and Baring International Investment Ltd. He has 11 years of investment experience.

Respectfully yours,

/S/George Putnam

George Putnam

Chairman of the Trustees

February 19, 1997



Report from the Fund Managers
Justin M. Scott
Omid Kamshad

Taking advantage of strong equity markets across Western Europe and in parts of Asia, Putnam International Growth Fund's class A shares returned 6.91% at net asset value (NAV) and 0.76% at public offering price (POP) for the six months ended December 31, 1996. Your fund's results at NAV handily outpaced the Morgan Stanley Capital International EAFE index, which rose 1.46% over the same period. For performance over longer periods and for different class shares, please turn to page 8 of this report.

We believe your fund's investment strategy, which balances top-down country allocation and bottom-up stock selection, has allowed it to produce superior results with reduced risk over the long term. In addition, our focus on predictable growth at reasonable valuations has led us to emphasize stocks that appeared to be selling at significant discounts to their real worth, further contributing to the fund's strong performance.

* EUROPEAN MARKETS GENERALLY UPBEAT

Over the past six months, many Western European countries have continued to prepare for introduction of the European Monetary Union (EMU). EMU will establish a common currency among European Union member states. In order for EMU to be in place by its target of late 1999, participating governments need to have similar economic profiles: their budget deficits, bond yields, and inflation data must meet the same defined targets. Consequently, in the process of convergence, or meeting economic targets, countries have had to rein in government spending and cut inflation. Such policies have slightly impeded economic growth across Europe. However, fairly low interest rates -- to compensate for lower spending -- have helped keep European stock markets in fairly strong shape over the fund's semiannual period.

An unequivocally positive development has been the ongoing growth of a European equity culture. Companies have been changing their management objectives. While many are well-run corporations, with world-class products, they are making changes on behalf of shareholders. Such companies have focused on profitability and return on capital compared to cost of capital. This could lead to a major unlocking of value to shareholders.

Over the period a number of solid fund holdings in Europe exemplified this trend toward corporate efficiency and profitability. Bayer, a German pharmaceutical company, is a successful, shareholder-friendly firm. Elf Aquitaine, a French oil company now largely privatized, has implemented an ambitious restructuring program. SGS-Thomson, another French firm, supplies semiconductors for mobile telephones. This major fund holding has thrived despite a difficult environment for many chip makers, in part because of its well-cultivated network of relationships with businesses across Europe. While these stocks, along with others discussed in this report, were viewed favorably at the end of the semiannual period, all portfolio holdings are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

In the coming months, an important area of focus for the fund will be the United Kingdom. Significantly, the ruling Conservative party has expressed skepticism about the United Kingdom's participating in EMU, and the government has not strained to meet the criteria for convergence, thus helping to keep its economy robust. Throughout 1996, the U.K. market was bolstered by a wealth of good economic news, including falling unemployment and positive retail sales. In the year ahead, we believe Britain's economic growth will pace that of the Continent.

[GRAPHIC HORIZONTAL BAR CHART OMITTED: COUNTRY ALLOCATIONS]

COUNTRY ALLOCATIONS*

Japan            15.0%

United Kingdom   11.7%

France           11.0%

The Netherlands  10.6%

Hong Kong         8.7%

Germany           7.8%

Sweden            7.4%

Switzerland       5.6%

Footnote reads:
* Based on net assets as of 12/31/96. Allocations will vary over time.



* STRENGTH IN HONG KONG IN SHARP CONTRAST TO JAPAN'S PROBLEMS

The Japan of the 1990s has been frustrating for investors: periodic bursts of optimism have usually given way to bad news. In spite of years of falling share prices, we believe that a number of sectors of the Japanese stock market remain overvalued. As a result, we have reduced the fund's allocation to Japanese stocks from 26.4% to 15% of net assets. Despite the gloom, we consider some Japanese companies attractive targets for investment, particularly multinationals with large exports. Canon, for example, earns two thirds of its sales outside of Japan, and its foray into the market for computer peripherals has been profitable. TDK, another fund holding, has added to its core product line of audiotapes and videotapes, manufacturing higher value-added electronics components.

In marked contrast to the environment in Japan, an upbeat sentiment prevailed in Hong Kong over the past six months. More importantly, attitudes toward the hand-over of power to China later this year are surprisingly positive. Indeed, investors are clamoring to buy shares of Hong Kong companies with close ties to the booming mainland. Stocks of many property companies have moved sharply higher, benefiting fund holdings such as Cheung Kong, Sun Hung, and Amoy Properties. Financial services companies have also turned in exceptional performance, and fund holding HSBC continues to do quite well.

Elsewhere in Asia, a somewhat uncharacteristic lethargy took hold of the region's markets during your fund's semiannual period. Malaysian stocks were fairly subdued in the second half of 1996, after a strong first half. Recent Singapore stock performance has been fairly uninspired as well, with exports slowing in the crucial electronics sector. Finally, your fund benefited from having no exposure to Thailand's troubled exchange. We believe the long-term outlook for Asia continues to be quite positive; nevertheless, the near-term picture for some Asian countries necessitates caution.

[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS*

HSBC Holdings (Hong Kong)
Financial services

Bayer AG (Germany)
Chemicals and pharmaceuticals

SGS-Thomson Microelec (France)
Electronic components

ABN Amro (The Netherlands)
Banking

Total Corp. (France)
Energy

BMW AG (Germany)
Automobiles

CRH PLC (Ireland)
Building construction

Cheung Kong Holdings (Hong Kong)
Real estate development

Canon Inc. (Japan)
Office supplies

ING (The Netherlands)
Financial services

Footnote reads:
* These holdings represented 15.58% of the fund's assets as of 12/31/96. Portfolio holdings will vary over time.


* OUTLOOK: EUROPE AND HONG KONG AREAS OF FOCUS

We continue to find a number of attractively valued, competitive companies in Europe, particularly in the United Kingdom, France, the Netherlands, and Sweden. In Japan, although we have cut the fund's overall holdings there, we have concentrated on viable, export-driven companies that may do well regardless of Japan's economic difficulties (and may also continue to benefit from the weaker yen, which makes Japanese products less expensive in world markets). Elsewhere in Asia, we remain optimistic about Hong Kong's prospects in the coming months. Whatever the conditions, we will continue to use all of Putnam's extensive international investing resources to target stocks with predictable growth rates at attractive valuations.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 12/31/96, there is no guarantee the fund will continue to hold these securities in the future. International investing involves certain risks including currency fluctuations, political developments and economic instability.



Performance summary

Performance should always be considered in light of a fund's investment strategy. Putnam International Growth Fund is designed for investors seeking capital appreciation through equity securities of issuers located outside the United States.

This section provides, at a glance, information about your fund's performance. Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

TOTAL RETURN FOR PERIODS ENDED 12/31/96

                       Class A        Class B        Class M
(inception date)      (2/28/91)       (6/1/94)      (12/1/94)
                     NAV      POP    NAV    CDSC   NAV      POP
----------------------------------------------------------------
6 months            6.91%   0.76%  6.46%   1.46%  6.61%    2.85%
----------------------------------------------------------------
1 year             16.12    9.44  15.21   10.21  15.54    11.47
----------------------------------------------------------------
5 years            83.68   73.19     --      --     --       --
Annual average     12.93   11.61     --      --     --       --
----------------------------------------------------------------
Life of class      89.15   78.21  31.32   28.32  31.87    27.26
Annual average     11.53   10.40  11.09   10.10  14.15    12.23
----------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 12/31/96

                        MSCI EAFE      Consumer
                         Index       Price Index
----------------------------------------------------------------
6 months                 1.46%         1.21%
----------------------------------------------------------------
1 year                   6.05          3.32
----------------------------------------------------------------
5 years                 47.98         15.01
Annual average           8.15          2.84
----------------------------------------------------------------
Life of class A         45.17         17.66
Annual average           6.59          2.82
----------------------------------------------------------------
Life of class B         18.49          7.52
Annual average           6.78          2.84
----------------------------------------------------------------
Life of class M         18.67          5.94
Annual average           8.55          2.80
----------------------------------------------------------------

Footnote reads:
Performance data represent past results, do not reflect future performance, and will differ for each share class. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. POP assumes 5.75% maximum sales charge for class A shares and 3.50% for class M shares. CDSC for class B shares assumes the applicable sales charge, with the maximum being 5%.

PRICE AND DISTRIBUTION INFORMATION

6 months ended 12/31/96

                   Class A      Class B      Class M
----------------------------------------------------------------
Distributions
(number)               1            1            1
----------------------------------------------------------------
Income              $0.151        $0.09       $0.117
----------------------------------------------------------------
Capital gains
----------------------------------------------------------------
Long-term            0.035        0.035        0.035
----------------------------------------------------------------
Short-term           0.021        0.021        0.021
----------------------------------------------------------------
Total               $0.207       $0.146       $0.173
----------------------------------------------------------------
Share value:      NAV      POP    NAV      NAV      POP
----------------------------------------------------------------
6/30/96         $14.25  $15.12  $14.10    14.22    14.74
----------------------------------------------------------------
12/31/96         15.02   15.94   14.86    14.98    15.52
----------------------------------------------------------------

TERMS AND DEFINITIONS

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the maximum 5.75% sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.



COMPARATIVE BENCHMARKS

Europe, Australia and the Far East (EAFE) component of the Morgan Stanley Capital International World Index is an unmanaged list of international equity securities, excluding U.S., with all values expressed in U.S. dollars. Performance figures reflect changes in market prices and reinvestment of distributions net of withholding taxes. Securities in the fund do not match those in the index and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.




Portfolio of investments owned
December 31, 1996 (Unaudited)

COMMON STOCKS  (93.8%) *
NUMBER OF SHARES                                                                                    VALUE

Australia  (2.1%)
---------------------------------------------------------------------------------------------------------
       238,000   Commonwealth Bank of Australia                                            $    2,276,656
       106,800   Commonwealth Bank of Australia                                                   664,396
     3,241,700   Goodman Fielder Ltd. ADR                                                       4,017,828
       586,250   QBE Insurance Group Ltd.                                                       3,088,092
       677,000   Westpac Banking Corp.                                                          3,851,196
                                                                                           --------------
                                                                                               13,898,168

Austria  (0.9%)
---------------------------------------------------------------------------------------------------------
        36,010   VA Technolgies AG                                                              5,654,009

Belgium  (--%)
---------------------------------------------------------------------------------------------------------
           650   Solvay S.A.                                                                      397,878

Brazil  (0.8%)
---------------------------------------------------------------------------------------------------------
        68,000   Telebras Co. ADR                                                               5,202,000

Canada  (0.6%)
---------------------------------------------------------------------------------------------------------
        64,700   Magna International, Inc. Class A                                              3,607,025

Denmark  (0.5%)
---------------------------------------------------------------------------------------------------------
        50,000   Danisco A/S                                                                    3,037,502

France  (11.0%)
---------------------------------------------------------------------------------------------------------
        42,600   Cetelem Group                                                                  4,926,279
        65,170   Chargeurs S.A.                                                                 3,228,041
        82,400   Credit Locale de France S.A.                                                   7,178,337
       101,000   Lafarge Coppee                                                                 6,059,805
       139,100   Michelin Corp. Class B                                                         7,509,282
        42,300   Peugeot Citroen S. A.                                                          4,761,145
        90,000   Sassault Systemes S.A.                                                         4,150,911
       154,300   SGS-Thomson Microelectronics ADR                                              10,801,000
        92,700   Societe Nationale Elf Aquitaine                                                8,438,317
        94,020   Sommer Allibert                                                                2,808,731
       119,400   Total Corp. ADR Class B                                                        9,711,246
         5,820   Zodiac S.A.                                                                    1,779,034
                                                                                           --------------
                                                                                               71,352,128

Germany  (7.8%)
---------------------------------------------------------------------------------------------------------
       103,100   Adidas AG 144A ADS +                                                           4,394,638
         6,500   Altana AG                                                                      5,054,852
       278,100   Bayer AG ADR                                                                  11,337,020
        13,600   Bayerische Motoren Werke (BMW) AG                                              9,472,769
        58,000   Deutsche Telekom AG +                                                          1,221,746
       200,400   Deutsche Telekom AG ADR +                                                      4,083,150
        18,940   Preussag AG                                                                    4,284,706
       103,100   Tarkett AG                                                                     2,054,638
       150,700   Veba (Vereinigte Elektrizitaets Bergwerks) AG                                  8,706,459
                                                                                           --------------
                                                                                               50,609,978

Hong Kong  (8.7%)
---------------------------------------------------------------------------------------------------------
     3,014,500   Amoy Properties Ltd.                                                           4,345,963
        48,100   Asia Satellite Telecommunications Holdings Ltd. ADR +                          1,124,338
     1,019,000   Cheung Kong Holdings Ltd.                                                      9,058,217
       501,000   Dao Heng Bank Group Ltd.                                                       2,403,297
       709,600   Guoco Group Ltd.                                                               3,972,806
       347,000   Hong Kong Electric Holdings Ltd.                                               1,153,077
     1,165,000   Hong Kong Land Holdings Ltd.                                                   3,238,700
       605,049   HSBC Holdings PLC                                                             12,947,454
       720,000   Hutchison Whampoa, Ltd.                                                        5,655,547
       482,000   Sun Hung Kai Properties Ltd.                                                   5,905,030
       646,500   Swire Pacific Ltd. Class A                                                     6,164,905
                                                                                           --------------
                                                                                               55,969,334

Ireland  (4.3%)
---------------------------------------------------------------------------------------------------------
     1,143,288   Allied Irish Banks PLC                                                         7,583,018
       786,448   Bank of Ireland                                                                7,119,083
       907,971   CRH PLC                                                                        9,371,350
       539,612   Greencore Group PLC                                                            3,423,838
                                                                                           --------------
                                                                                               27,497,289

Italy  (1.3%)
---------------------------------------------------------------------------------------------------------
     1,143,400   Ente Nazionale Idrocarburi SPA                                                 5,867,782
        37,000   Gucci Group +                                                                  2,363,375
                                                                                           --------------
                                                                                                8,231,157

Japan  (15.0%)
---------------------------------------------------------------------------------------------------------
       360,000   Bridgestone Corp.                                                              6,827,586
       408,000   Canon, Inc.                                                                    9,004,138
       310,000   Dai Nippon Printing Co., Ltd.                                                  5,425,000
       300,000   Daikin Industries Ltd.                                                         2,663,793
           600   East Japan Railway Co.                                                         2,694,828
        60,300   Hirose Electric Co. Ltd.                                                       3,488,043
        90,000   Ito-Yokado Co., Ltd.                                                           3,910,345
       410,000   KAO Corp.                                                                      4,771,552
        19,000   Komori Printing Machinery Co.                                                    402,931
       130,000   Kurita Water Industries Ltd.                                                   2,622,414
        90,000   Kyushu Electric Power Inc.                                                     1,745,690
       280,000   Marui Co., Ltd.                                                                5,044,828
       370,000   Mitsui Fudoscan Co.                                                            2,998,276
        72,000   Murata Manufacturing Co.                                                       2,389,655
           366   Nippon Telegraph and Telephone Corp.                                           2,770,241
       240,000   Nippondenso Co., Ltd.                                                          5,772,414
       380,000   Ohbayashi Corp.                                                                2,561,724
       125,000   Omron Corp.                                                                    2,349,138
       120,000   Onward Kashiyama Co. Ltd.                                                      1,686,207
       120,000   Santen Pharmaceutical Co. Ltd                                                  2,482,759
       240,000   Sekisui Chemical Co. Ltd.                                                      2,420,690
       286,000   Sharp Corp.                                                                    4,068,104
       185,000   Sumitomo Trust & Banking                                                       1,850,000
       126,000   TDK Corp.                                                                      8,200,862
       254,000   Tokio Marine & Fire Insurance Co. Ltd. (The)                                   2,386,724
        80,000   Tostem Corp.                                                                   2,206,897
       130,000   Yamanouchi Pharmaceutical Co. Ltd.                                             2,667,241
       158,000   Yamato Transport Co. Ltd.                                                      1,634,483
                                                                                           --------------
                                                                                               97,046,563

Malaysia  (1.0%)
---------------------------------------------------------------------------------------------------------
       275,000   Malayan Banking BHD                                                            3,049,505
       425,000   Malaysian Assurance Alliance                                                   2,070,297
       400,000   Sungei Way Holdings Berhad                                                     1,188,119
        40,000   Sungei Way Holdings Berhad Rights                                                 44,356
                                                                                           --------------
                                                                                                6,352,277

Mexico  (0.7%)
---------------------------------------------------------------------------------------------------------
        97,500   Panamerican Beverages, Inc. Class A                                            4,570,316

Netherlands  (10.6%)
---------------------------------------------------------------------------------------------------------
       155,640   ABN AMRO Holding N.V.                                                         10,124,977
       104,035   Aegon N.V.                                                                     6,629,386
        44,100   Akzo-Nobel N.V.                                                                6,023,614
        31,300   Dutch States Mines N.V.                                                        3,086,885
       129,796   Getronics Electric N.V.                                                        3,523,227
       101,700   IHC Caland N.V.                                                                5,809,579
       247,340   Internationale Nederlanden Groep                                               8,904,125
       177,880   K.L.M.-Royal Dutch Airlines                                                    5,003,454
       150,000   New Holland N.V.                                                               3,131,250
       183,600   Philips Electronics N.V.                                                       7,438,361
        29,700   Unilever N.V.                                                                  5,253,108
        78,500   Vendex International N.V.                                                      3,357,536
                                                                                           --------------
                                                                                               68,285,502

Portugal  (1.0%)
---------------------------------------------------------------------------------------------------------
       219,600   Portugal Telecom S.A.                                                          6,258,101

Singapore  (1.9%)
---------------------------------------------------------------------------------------------------------
       221,000   Cycle & Carriage Ltd.                                                          2,701,287
       385,000   Far East Levingston Shipbuilding Ltd.                                          2,008,935
       400,000   Overseas Union Bank Ltd.                                                       3,087,920
       302,000   United Overseas Bank Ltd.                                                      3,367,548
       337,500   Venture Manufacturing Ltd.                                                       839,528
                                                                                           --------------
                                                                                               12,005,218

Spain  (1.0%)
---------------------------------------------------------------------------------------------------------
        83,000   Banco de Bilbao Vizcaya S.A                                                    4,481,476
        11,500   Mapfre Vida Seguros                                                              797,196
        36,900   Tabacalera S.A. Ser. A                                                         1,588,778
                                                                                           --------------
                                                                                                6,867,450

Sweden  (7.4%)
---------------------------------------------------------------------------------------------------------
       164,100   Astra AB                                                                       8,085,635
        45,200   Autoliv AB                                                                     1,975,992
        69,630   Electrolux  ser. B AB                                                          4,031,505
       190,000   Pharmacia & Upjohn, Inc.                                                       7,764,457
       282,020   Sandvik AB Class B                                                             7,628,292
       212,300   Skandia Forsakrings AB                                                         5,990,774
       245,000   Svenska Cellulosa AB Class B                                                   4,961,255
       231,100   Telefonaktiebolaget LM Ericsson Class B                                        7,129,483
                                                                                           --------------
                                                                                               47,567,393

Switzerland  (5.6%)
---------------------------------------------------------------------------------------------------------
         2,725   Baer Holdings AG                                                               2,850,988
         4,290   BBC Brown Boveri & Cie AG.                                                     5,326,510
         7,050   Nestle S.A.                                                                    7,554,698
         6,677   Novartis AG  ADR +                                                             7,632,991
         9,300   Rieter Holding AG                                                              2,565,996
         1,400   Societe Generale de Surveillance Holdings S.A.                                 3,434,750
         6,580   Swiss Reinsurance Co.                                                          7,011,797
                                                                                           --------------
                                                                                               36,377,730

United Kingdom  (11.7%)
---------------------------------------------------------------------------------------------------------
       340,668   Barclays Bank PLC                                                              5,835,152
     1,027,349   BAT Industries PLC                                                             8,521,490
       510,000   British Petroleum Co. PLC                                                      6,116,206
       264,100   Burmah Oil PLC                                                                 4,978,053
     1,097,100   General Electric Co.                                                           7,174,858
       108,500   Guinness PLC                                                                     849,815
        66,000   Molins PLC                                                                     1,014,103
       264,748   North West Water Group PLC                                                     2,814,674
       132,500   Royal PTT                                                                      5,053,681
       388,300   RTZ Corp. PLC                                                                  6,225,567
     1,082,138   Scottish Power PLC                                                             6,521,223
       413,815   Securicor PLC                                                                  1,980,121
       456,400   Shell Transportation & Trading                                                 7,903,424
     1,864,100   Vodafone Group PLC                                                             7,866,651
       604,957   Weir Group PLC (The)                                                           2,718,677
                                                                                           --------------
                                                                                               75,573,695
                                                                                           --------------
                 Total Common Stocks   (cost $554,416,827)                                  $ 606,360,713

WARRANTS  (--%)*
NUMBER OF WARRANTS+                                                            EXPIRATION           VALUE
---------------------------------------------------------------------------------------------------------
         2,237   Danieli & Co. (Italy)                                           11/30/99   $       2,097
         3,600   Rieter Holdings  (Switzerland)                                   2/28/97           4,698
                                                                                           --------------
                 Total Warrants  (cost $--)                                                 $       6,795

SHORT-TERM INVESTMENT (3.2%) * cost ($20,583,859)
PRINCIPAL AMOUNT                                                                                    VALUE
---------------------------------------------------------------------------------------------------------
   $20,580,000   Interest in $624,569,000 joint repurchase agreement
                   dated month day, year with SBC Warburg Inc., due
                   January 2, 1997 with year with respect to various
                   U.S. Treasury obligations -- maturity value of
                   $20,587,718 for an effective yield of 6.75%                              $  20,583,859
---------------------------------------------------------------------------------------------------------
                 Total Investments  (cost $575,000,686)***                                  $ 626,951,367
---------------------------------------------------------------------------------------------------------

*   Percentages indicated are based on net assets of $646,545,186

+   Non-income-producing securities

*** The aggregate identified cost on a tax basis is $575,294,881, resulting in gross unrealized appreciation and depreciation of $64,911,668 and $13,255,182, respectively, or net unrealized appreciation of $51,656,486.

    ADR or ADS, after the name of a foreign holding stands for American Depository Receipts and
    American Depository Shares respectively, representing ownership of foreign securities on deposit with a domestic custodian bank.

    144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.



----------------------------------------------------------------------------------------
Forward Currency Contracts to Sell at December 31, 1996
(aggregate face value $108,972,070)

                                                                            Unrealized
                                    Market     Aggregate Face   Delivery   Appreciation/
                                    Value          Value          Date    (Depreciation)
----------------------------------------------------------------------------------------
Deutschemarks                    $15,529,465    $15,915,847     5/12/97      $   386,382
French Francs                     41,786,480     41,838,980     5/12/97           52,500
Japanese Yen                      22,940,772     24,605,337     5/12/97        1,664,565
Dutch Guilder                     15,376,721     15,760,622     5/12/97          383,901
Dutch Guilder                     11,000,054     10,851,284     1/6/97          (148,770)
----------------------------------------------------------------------------------------
                                                                             $ 2,338,578
----------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statments.



Statement of assets and liabilities
December 31, 1996 (Unaudited)

Assets
---------------------------------------------------------------------------------------------------
Investments in securities, at value (identified cost $575,000,686) (Note 1)            $626,951,367
---------------------------------------------------------------------------------------------------
Cash                                                                                            319
---------------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                                 2,565,826
---------------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                   17,710,476
---------------------------------------------------------------------------------------------------
Receivable for securities sold                                                              338,367
---------------------------------------------------------------------------------------------------
Receivable for open forward currency contracts                                            2,778,034
---------------------------------------------------------------------------------------------------
Receivable for closed forward currency contracts                                          1,641,275
---------------------------------------------------------------------------------------------------
Total assets                                                                            651,985,664

Liabilities
---------------------------------------------------------------------------------------------------
Payable for securities purchased                                                          2,455,069
---------------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                                  393,697
---------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                              1,052,221
---------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                  335,808
---------------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                                 4,964
---------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                  2,190
---------------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                      400,481
---------------------------------------------------------------------------------------------------
Payable for open forward currency contracts                                                 439,456
---------------------------------------------------------------------------------------------------
Payable for closed forward currency contracts                                               205,661
---------------------------------------------------------------------------------------------------
Other accrued expenses                                                                      150,931
---------------------------------------------------------------------------------------------------
Total liabilities                                                                         5,440,478
---------------------------------------------------------------------------------------------------
Net assets                                                                             $646,545,186

Represented by
---------------------------------------------------------------------------------------------------
Paid-in capital  (Notes 1 and 4)                                                       $593,574,417
---------------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                                (4,059,810)
---------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and
foreign currency transactions (Note 1)                                                    2,726,462
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                             54,304,117
---------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital shares outstanding              $646,545,186

Computation of net asset value and offering price
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($315,347,679 divided by 20,997,488 shares)                                                  $15.02
---------------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $15.02)*                                      $15.94
---------------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($236,960,373 divided by 15,948,916 shares)**                                                $14.86
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($28,492,174 divided by 1,902,418 shares)                                                    $14.98
---------------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $14.98)*                                      $15.52
---------------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($65,744,960 divided by 4,370,895 shares)                                                    $15.04
---------------------------------------------------------------------------------------------------

*  On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statments.





Statement of operations
Six months ended December 31, 1996 (Unaudited)

Investment income:
--------------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $267,262)                                             $ 2,888,806
--------------------------------------------------------------------------------------------------
Interest                                                                                   481,113
--------------------------------------------------------------------------------------------------
Total investment income                                                                  3,369,919
--------------------------------------------------------------------------------------------------
Expenses:
--------------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                         1,757,751
--------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                           1,011,161
--------------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                           12,702
--------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                             4,367
--------------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                      280,858
--------------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                      882,133
--------------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                       76,822
--------------------------------------------------------------------------------------------------
Reports to shareholders                                                                     18,366
--------------------------------------------------------------------------------------------------
Registration fees                                                                           78,992
--------------------------------------------------------------------------------------------------
Auditing                                                                                    19,851
--------------------------------------------------------------------------------------------------
Legal                                                                                        7,467
--------------------------------------------------------------------------------------------------
Postage                                                                                     18,829
--------------------------------------------------------------------------------------------------
Other                                                                                       30,966
--------------------------------------------------------------------------------------------------
Total expenses                                                                           4,200,265
--------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                                (117,007)
--------------------------------------------------------------------------------------------------
Net expenses                                                                             4,083,258
--------------------------------------------------------------------------------------------------
Net investment loss                                                                       (713,339)
--------------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                          (432,867)
--------------------------------------------------------------------------------------------------
Net realized gain on foreign currency transactions (Note 1)                              3,444,635
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of assets and liabilities in
foreign currencies during the period                                                       865,472
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the period                            33,682,979
--------------------------------------------------------------------------------------------------
Net gain on investments                                                                 37,560,219
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                   $36,846,880
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets

                                                                                  Six months ended          Year ended
                                                                                       December 31             June 30
                                                                                              1996*               1996
----------------------------------------------------------------------------------------------------------------------
Increase in net assets
----------------------------------------------------------------------------------------------------------------------
Operations:
----------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                          $   (713,339)       $    933,554
----------------------------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign
currency transactions                                                                     3,011,768          4,871,423
----------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                             34,548,451         17,321,399
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                     36,846,880         23,126,376
----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
----------------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                              (2,849,541)        (1,052,356)
----------------------------------------------------------------------------------------------------------------------
    Class B                                                                              (1,353,515)          (570,446)
----------------------------------------------------------------------------------------------------------------------
    Class M                                                                                (209,670)           (60,867)
----------------------------------------------------------------------------------------------------------------------
    Class Y                                                                                (724,847)                --
----------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                                              (1,057,137)           (31,357)
----------------------------------------------------------------------------------------------------------------------
    Class B                                                                                (842,213)           (14,842)
----------------------------------------------------------------------------------------------------------------------
    Class M                                                                                (100,353)            (1,361)
----------------------------------------------------------------------------------------------------------------------
    Class Y                                                                                (237,377)                --
----------------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                       319,662,513        215,489,871
----------------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                            349,134,740        236,885,018
----------------------------------------------------------------------------------------------------------------------
Net Assets
----------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                     297,410,446         60,525,428
----------------------------------------------------------------------------------------------------------------------
End of period (including distributions in excess of net
investment income and undistributed net investment
income of $4,059,810 and $1,791,102, respectively)                                     $646,545,186       $297,410,446
----------------------------------------------------------------------------------------------------------------------

* Unaudited

The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)
                                                                    For the period
                                                                    July 12, 1996
                                                                    (commencement of      Six months
                                                                    operations) to          ended
                                                                     December 31          December 31            Year ended
                                                                     (unaudited)          (unaudited)               June 30
---------------------------------------------------------------------------------------------------------------------------
                                                                         1996                 1996                     1996
---------------------------------------------------------------------------------------------------------------------------
                                                                        Class Y                                     Class M
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $13.88               $14.22                   $12.09
---------------------------------------------------------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                               --                 (.06)                     .08(c)
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                          1.39                 1.00                     2.28
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                         1.39                  .94                     2.36
---------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------------------
From net investment income                                               (.17)                (.12)                    (.22)
---------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments                                    (.06)                (.06)                    (.01)
---------------------------------------------------------------------------------------------------------------------------
In excess of net realized gain on investments                              --                   --                       --
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                                      (.23)                (.18)                    (.23)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $15.04               $14.98                   $14.22
---------------------------------------------------------------------------------------------------------------------------
Total investment return at net asset value (%)(a)                        9.98*                6.61*                   19.71
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                              $65,745              $28,492                  $14,309
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)(b)                            .63*                1.06*                    2.25
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets (%)           .10*                (.26)*                    .61
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                  32.57*               32.57*                   44.14
---------------------------------------------------------------------------------------------------------------------------
Average commision rate paid (e)                                        $.0383               $.0383
---------------------------------------------------------------------------------------------------------------------------
See page 21 for notes to Financial Highlights.


Financial highlights (continued)
(For a share outstanding throughout the period)
                                                                       For the period
                                                                       December 1,1994       Six months
                                                                      (commencement of         ended
                                                                        operations) to       December 31         Year ended
                                                                      Year ended June 30     (unaudited)            June 30
---------------------------------------------------------------------------------------------------------------------------
                                                                            1995                 1996                 1996
---------------------------------------------------------------------------------------------------------------------------
                                                                           Class M              Class B
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                       $11.87               $14.10               $12.00
---------------------------------------------------------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                  .03(d)              (.07)                 .04(c)
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                               .36                  .98                 2.26
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                              .39                  .91                 2.30
---------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------------------
From net investment income                                                      --                (.09)                (.19)
---------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments                                        (.11)                (.06)                (.01)
---------------------------------------------------------------------------------------------------------------------------
In excess of net realized gain on investments                                (.06)                  --                   --
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                                          (.17)                (.15)                (.20)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $12.09               $14.86               $14.10
---------------------------------------------------------------------------------------------------------------------------
Total investment return at net asset value (%)(a)                            3.33*                6.46*               19.35
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                   $1,777             $236,960             $132,013
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)(b)                               1.61(d)*             1.18*                2.49
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets (%)               .58(d)*             (.38)*                .32
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                      25.83                32.57*               44.14
---------------------------------------------------------------------------------------------------------------------------
Average commision rate paid (e)                                                                 $.0383
---------------------------------------------------------------------------------------------------------------------------


Financial highlights (continued)
(For a share outstanding throughout the period)
                                                                                       For the period
                                                                                         June 1, 1994     Six months
                                                                                       (commencement of     ended
                                                                        Year ended       operations) to   December 31
                                                                          June 30           June 30       (unaudited)
-----------------------------------------------------------------------------------------------------------------------
                                                                             1995             1994           1996
-----------------------------------------------------------------------------------------------------------------------
                                                                                             Class B        Class A
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                       $11.82           $11.78          $14.25
-----------------------------------------------------------------------------------------------------------------------
Investment operations
-----------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                  .01 (d)         (.01)(c)(d)     (.03)
-----------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                               .34              .05            1.01
-----------------------------------------------------------------------------------------------------------------------
Total from investment operations                                              .35              .04             .98
-----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
-----------------------------------------------------------------------------------------------------------------------
From net investment income                                                     --               --            (.15)
-----------------------------------------------------------------------------------------------------------------------
From net realized gain on investments                                        (.11)              --            (.06)
-----------------------------------------------------------------------------------------------------------------------
In excess of net realized gain on investments                                (.06)              --              --
-----------------------------------------------------------------------------------------------------------------------
Total distributions                                                          (.17)              --            (.21)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $12.00           $11.82          $15.02
-----------------------------------------------------------------------------------------------------------------------
Total investment return at net asset value (%)(a)                            3.00             0.34*           6.91
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                  $25,892           $2,470        $315,348
-----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)(b)                               2.41(d)           .15(d)*         .80
-----------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets (%)               .23(d)          (.06)(d)*       (.01)
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                      25.83            96.13           32.57*
-----------------------------------------------------------------------------------------------------------------------
Average commision rate paid (e)                                                                             $.0383
-----------------------------------------------------------------------------------------------------------------------


Financial highlights (continued)
(For a share outstanding throughout the period)

                                                                                            Year ended June 30
----------------------------------------------------------------------------------------------------------------------
                                                                                    1996            1995       1994
----------------------------------------------------------------------------------------------------------------------
                                                                                                  Class A
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                              $12.10          $11.83      $9.58
----------------------------------------------------------------------------------------------------------------------
Investment operations
----------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                         .13(c)          .08(d)    (.06)(d)
----------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                                     2.29             .36       2.53
----------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                    2.42             .44       2.47
----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
----------------------------------------------------------------------------------------------------------------------
From net investment income                                                          (.26)             --         --
----------------------------------------------------------------------------------------------------------------------
From net realized gain on investments                                               (.01)           (.11)      (.22)
----------------------------------------------------------------------------------------------------------------------
In excess of net realized gain on investments                                         --            (.06)        --
----------------------------------------------------------------------------------------------------------------------
Total distributions                                                                 (.27)           (.17)      (.22)
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                    $14.25          $12.10     $11.83
----------------------------------------------------------------------------------------------------------------------
Total investment return at net asset value (%)(a)                                  20.21            3.76      25.81
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                        $151,088         $32,856     $8,781
----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)(b)                                      1.74            1.61(d)    2.17
----------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets (%)                      .99             .97(d)    (.17)(d)
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                             44.14           25.83      96.13
----------------------------------------------------------------------------------------------------------------------
Average commision rate paid (e)
----------------------------------------------------------------------------------------------------------------------


Financial highlights (continued)
(For a share outstanding throughout the period)

                                                                                        Year ended June 30
----------------------------------------------------------------------------------------------------------------------
                                                                                    1993                 1992
----------------------------------------------------------------------------------------------------------------------
                                                                                              Class A
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                               $8.82                $8.18
----------------------------------------------------------------------------------------------------------------------
Investment operations
----------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                         .07(d)               .06
----------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                                      .69                  .71
----------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                     .76                  .77
----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
----------------------------------------------------------------------------------------------------------------------
From net investment income                                                            --                 (.13)
----------------------------------------------------------------------------------------------------------------------
From net realized gain on investments                                                 --                   --
----------------------------------------------------------------------------------------------------------------------
In excess of net realized gain on investments                                         --                   --
----------------------------------------------------------------------------------------------------------------------
Total distributions                                                                   --                 (.13)
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                     $9.58                $8.82
----------------------------------------------------------------------------------------------------------------------
Total investment return at net asset value (%)(a)                                   8.62                 9.52
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                          $2,859               $2,502
----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)(b)                                      1.80(d)              1.98
----------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets (%)                      .81(d)               .76
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                             80.92                82.45
----------------------------------------------------------------------------------------------------------------------
Average commision rate paid (e)
----------------------------------------------------------------------------------------------------------------------

*   Not annualized

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended December 31, 1996 includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net imvestment income (loss) has been determined on the basis of the weighted average number of shares outstanding for the period.

(d) Reflects an expense limitation in effect during the year. As a result of such limitation, expenses for class A shares of the fund for the periods ended June 30, 1994 and June 30, 1993 reflect per share reductions of approximately $0.03 and  $0.05, respectively. Expenses for class B shares of the fund for the period ended June 30,
    1994 reflect a reduction of less than $0.01 per share. Expenses for  class A, B and M shares for the period ended
    June 30, 1995 reflect a reduction of less than $0.01 per share.

(e) Average commision rate paid on security trades is required for fiscal periods beginning on or after September 1, 1995.




Notes to financial statements
December 31, 1996 (Unaudited)

Note 1
Significant accounting policies

Putnam International Growth Fund ("the fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks capital appreciation by investing primarily in equity securities of companies located outside United States. Prior to August 12,1996, the fund's objective was to invest in equity securities of companies located outside North America.

The fund offers class A, class B, class M and class Y shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and may be subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A shares, class B and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that initially invest at least $250 million in a combination of Putnam Funds.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price on the principal market in which the securities are traded, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc.. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed).

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such fluctuations are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized gains and losses on foreign currency transactions arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

H) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

I) Unamortized organization expenses Expenses incurred by the fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares were $14,123.

Note 2
Management fee, administrative services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.80% of the first $500 million of average net assets, 0.70% of the next $500 million, 0.65% of the next $500 million, and 0.60% of the next $5 billion 0.575% of the next $5 billion, 0.555% of the next $5 billion, 0.54% of the next $5 billion, and 0.53% of any amount over $21.5 billion. Prior to October 21, 1996 any amount over $1.5 billion was at 0.60%.

The fund reimburses Putnam Management for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended December 31, 1996, fund expenses were reduced by $117,007 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Trustees of the fund receive an annual Trustees fee of $990 and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and invested in the fund or in other Putnam funds until distribution in accordance with the Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in "Compensation of Trustees" in the Statement of operations. Accrued pension liability is included in "Payable for compensation of Trustees" in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00%, and 1.00% of the average net assets attributable to class A, class B, and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, and 0.75% of the average net assets attributable to class A, class B, and class M shares respectively.

For the six months ended December 31, 1996, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $257,222 and $13,683 from the sale of class A and class M shares, respectively and received $78,393 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the year ended December 31, 1996, Putnam Mutual Funds Corp., acting as underwriter received $1,563 on class A redemptions.

Note 3
Purchase and sales of securities

During the six months ended December 31, 1996, purchases and sales of investment securities other than short-term investments aggregated $397,319,496 and $103,480,549, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At December 31, 1996, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                       Six months ended
                                       December 31, 1996
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                      14,467,098    $ 208,591,055
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       249,986        3,619,799
------------------------------------------------------------
                                 14,717,084      212,210,854

Shares
repurchased                      (4,320,540)     (62,375,213)
------------------------------------------------------------
Net increase                     10,396,544     $149,835,641
------------------------------------------------------------

                                           Year ended
                                        June 30, 1996
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                      11,085,467    $ 150,078,344
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                        80,088        1,025,963
------------------------------------------------------------
                                 11,165,555      151,104,307

Shares
repurchased                      (3,279,126)     (44,273,218)
------------------------------------------------------------
Net increase                      7,886,429     $106,831,089
------------------------------------------------------------

                                         Six months ended
                                        December 31, 1996
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                      10,705,621     $152,327,374
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       133,436        1,912,143
------------------------------------------------------------
                                 10,839,057      154,239,517

Shares
repurchased                      (4,255,397)     (60,877,513)
------------------------------------------------------------
Net increase                      6,583,660     $ 93,362,004
------------------------------------------------------------

                                           Year ended
                                         June 30, 1996
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                      11,269,808     $150,716,247
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                        41,968          534,228
------------------------------------------------------------
                                 11,311,776      151,250,475

Shares
repurchased                      (4,104,000)     (54,296,586)
------------------------------------------------------------
Net increase                      7,207,776     $ 96,953,889
------------------------------------------------------------

                                         Six months ended
                                         December 31, 1996
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                       1,160,215     $ 16,599,957
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                        20,074          289,862
------------------------------------------------------------
                                  1,180,289       16,889,819

Shares
repurchased                        (284,132)      (4,052,007)
------------------------------------------------------------
Net increase                        896,157      $12,837,812
------------------------------------------------------------

                                            Year ended
                                          June 30, 1996
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                         979,590     $ 13,313,633
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                         4,674           59,873
------------------------------------------------------------
                                    984,264       13,373,506

Shares
repurchased                        (125,026)      (1,668,613)
------------------------------------------------------------
Net increase                        859,238      $11,704,893
------------------------------------------------------------

                                        For the period
                                         July 12, 1996
                                         (commencement
                                         of operations)
                                      to December 31, 1996
------------------------------------------------------------
Class Y                              Shares           Amount
------------------------------------------------------------
Shares sold                       4,347,403     $ 63,304,503
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                        66,452          962,224
------------------------------------------------------------
                                  4,413,855       64,266,727

Shares
repurchased                         (42,960)        (639,671)
------------------------------------------------------------
Net increase                      4,370,895      $63,627,056
------------------------------------------------------------

Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Elizabeth T. Kennan
Lawrence J. Lasser
Robert E. Patterson
Donald S. Perkins
George Putnam, III
Eli Shapiro
A.J.C. Smith
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Tim Ferguson
Vice President

Brett C. Browchuk
Vice President

Justin M. Scott
Vice President and Fund Manager

Omid Kamshad
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Paul M. O'Neil
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam International Growth Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information, or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other agency, and involve risk, including the possible loss of principal amount invested.



PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

--------------------
Bulk Rate
U.S. Postage
PAID
Putnam
Investments
--------------------

30601-841/524/891   2/97



PUTNAM INVESTMENTS                                                 [LOGO]
-------------------------------------------------------------------------
Putnam International Growth  Fund
Supplement to Semiannual Report dated 1/31/97

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to defined contribution plans investing $250 million or more in one or more of Putnam's funds or private accounts. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, and M shares, which are discussed more extensively in the semiannual report.

SEMIANNUAL RESULTS AT A GLANCE
-------------------------------------------------------------------------
Total return:                           NAV

Six months ended 7/30/96              11.75%
One year ended 1/31/97                  N/A
Life of class (since 7/12/96)         18.66
Annual average                        10.66
-------------------------------------------------------------------------
Share value:                            NAV

7/30/96                              $13.67
1/31/97                               15.04
-------------------------------------------------------------------------
Distributions:    No.     Income      Capital gains     Total
                   1      $0.171         $0.056        $0.227
-------------------------------------------------------------------------

Please note that past performance does not indicate future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.